COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
	May 06, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 01, 2020	Jun. 15, 2020	Feb. 28, 2015
Operating lease liability		$ 6,836,419	$ 5,555,674		$ 6,836,419		$ 5,555,674
Dismissal claim amount						$ 386,031
Payables		600,000			600,000
Operating lease right-of-use assets		4,374,626	4,732,459		4,374,626		4,732,459	$ 3,886,045
Termination of lease payment descriptions						Agreements with a third party that allows the Company to pay between $10,780 and $11,288 per month, including interest, starting between November 16, 2020 and February 22, 2021 for eleven months with a $1 value acquisition price at the termination of the leases.
Cash paid for amounts included for the measurement of lease liabilities							2,506,925
Annual salary	$ 250,000						250,000
Cash paid						$ 792,010
Lease expense					1,824,386		2,846,068
Interest payment					$ 34,420	120,605	0	0
Acquisition price value							1	1
Litigation amount							7,614,967
Negative outcome not expected more than amount							593,120
Lease term descriptions					The operating lease agreement started October 1, 2020 and goes for three years at $9,798 per month.
Rent and utility					$ 22,500	22,500
Operating lease agreement amount per month for three years		7,761,571	6,454,785		7,761,571		6,454,785		$ 9,798
Related party current portion		818,013	$ 679,380		$ 818,013		$ 679,380	481,942
Weighted average discount rate					10.00%		10.00%
Operating agreement to lease colocation space term			10 years
Operating agreement amount									$ 7,140
Warrant expire					4 years 4 months 13 days		2 years
Customer liability		$ 338,725	$ 338,725		$ 338,725		$ 338,725	$ 338,725
Preferred Stock , authorized		1,000,000,000	100,000,000		1,000,000,000		100,000,000	100,000,000
Back pay and benefits amount							$ 75,000
Attorney fees		$ 462,732		$ 717,321	$ 1,209,851	1,472,043	2,077,770	$ 1,888,047
Court costs							$ 3,500
interest rate percentage							5
Collected billing amount							$ 338,725
Financing arrangements amount to exchange debt and accrued interest			$ 4,700,000
Private placement shares issued amount			12,000,000				$ 54,000
Raising fund form 1-A Offering			$ 12,000,000
Aire Fitness
Issuance of restricted common shares					500,000		500,000
Stock issued to non-controlling interest owners					500,000		500,000
EMA Financial, LLC | Securities Purchase Agreement
Loss contingency						(743,491)
Loss exposure claimed in excess						650,975
SpeedConnect, LLC | Mr. Ogren
Back pay and benefits						$ 334,908
Settlement agreement description						Mr. Ogren and the Company have agreed to a settlement whereby the Company would pay $120,000 within 14 days of a written agreement, which was paid in October 2021, with four monthly payments of $20,000 starting on December 5, 2021 through March 2, 2022.
Mr. Serrett
Court costs						$ 3,500
Loss contingency						75,000
Back pay and benefits						$ 70,650
Default judgement date						May 15, 2018
Series A Preferred Stock
Preferred Stock , authorized		1,000,000	1,000,000		1,000,000		1,000,000	1,000,000			100,000,000
Percentage of common stock conversion					60.00%
Series D Preferred Stock
Preferred Stock , authorized		10,000,000	20,000,000		10,000,000		20,000,000	20,000,000		100,000,000
Percentage of common stock conversion					75.00%
Proceeds from private placement					$ 12,000,000
Price per share		$ 5.00			$ 5.00
Mr Ogren
Wages, interest, fees and costs							$ 354,178
Mr. Littman
Shares issued			7,500,000				7,500,000
Mr. Thomas
Preferred Stock , authorized			1,000,000,000				1,000,000,000
Rent and utility payments							$ 30,000	$ 30,857
Guaranteed percentage rate of outstanding common stock upon conversion							60
Issuance of restricted common shares					1,000,000